Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Brazil | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 67,805	$ 492
Brazil | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	922,721	180,184
Brazil | Less than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	16,266	492
Brazil | More than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	51,539
Brazil | Year 2 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	154,273
Brazil | Year 3 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	180,705	$ 180,184
Brazil | Year 4 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	178,330
Brazil | Year 5 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	255,098
Brazil | More than five years | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 154,315
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos 1 Serie 19 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.39%	7.87%
Nominal Interest Rate	7.38%	6.18%
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos 1 Serie 19 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 390	$ 492
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos 1 Serie 19 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	154,273	180,184
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Less than 90 Days [Member] | Bonos 1 Serie 19 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	390	492
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Year 2 | Bonos 1 Serie 19 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 154,273
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Year 3 | Bonos 1 Serie 19 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		180,184
Brazil | Enel Distribucin Gois S.A | ITAU Nota Promissria 1 Emisso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.97%
Nominal Interest Rate	6.96%
Brazil | Enel Distribucin Gois S.A | ITAU Nota Promissria 1 Emisso [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 51,539
Brazil | Enel Distribucin Gois S.A | More than 90 Days [Member] | ITAU Nota Promissria 1 Emisso [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 51,539
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 1 SRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.11%
Nominal Interest Rate	7.01%
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 1 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 3,567
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 1 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 180,705
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 2 SRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.22%
Nominal Interest Rate	7.19%
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 2 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 7,255
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 2 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 358,223
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 3 SRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.24%
Nominal Interest Rate	8.02%
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 3 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 5,054
Brazil | Enel Distribucion Sao Paulo S.A | DEBNTURES 23 EMISSO 3 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	229,520
Brazil | Enel Distribucion Sao Paulo S.A | Less than 90 Days [Member] | DEBNTURES 23 EMISSO 1 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	3,567
Brazil | Enel Distribucion Sao Paulo S.A | Less than 90 Days [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	7,255
Brazil | Enel Distribucion Sao Paulo S.A | Less than 90 Days [Member] | DEBNTURES 23 EMISSO 3 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	5,054
Brazil | Enel Distribucion Sao Paulo S.A | Year 3 | DEBNTURES 23 EMISSO 1 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	180,705
Brazil | Enel Distribucion Sao Paulo S.A | Year 4 | DEBNTURES 23 EMISSO 2 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	178,330
Brazil | Enel Distribucion Sao Paulo S.A | Year 5 | DEBNTURES 23 EMISSO 2 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	179,893
Brazil | Enel Distribucion Sao Paulo S.A | Year 5 | DEBNTURES 23 EMISSO 3 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	75,205
Brazil | Enel Distribucion Sao Paulo S.A | More than five years | DEBNTURES 23 EMISSO 3 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	154,315
Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	441,946	271,173
Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	2,626,127	2,726,159
Secured And Unsecured Liabilities [Member] | Less than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		53,484
Secured And Unsecured Liabilities [Member] | Less than 90 Days [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	264,812
Secured And Unsecured Liabilities [Member] | More than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		217,689
Secured And Unsecured Liabilities [Member] | More than 90 Days [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	177,134
Secured And Unsecured Liabilities [Member] | Year 2 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	202,402	334,762
Secured And Unsecured Liabilities [Member] | Year 3 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	439,090	168,133
Secured And Unsecured Liabilities [Member] | Year 4 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		428,550
Secured And Unsecured Liabilities [Member] | Year 5 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	227,794	282,329
Secured And Unsecured Liabilities [Member] | More than five years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 1,406,658	$ 1,512,385
Secured And Unsecured Liabilities [Member] | Brazil
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	6.18%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Itau 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.46%
Nominal Interest Rate		9.40%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 44,035
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Itau [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.64%
Nominal Interest Rate		6.07%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Itau [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 282
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Itau [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 149,663
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Itau2 One
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.33%
Nominal Interest Rate		7.75%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Itau2 One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 94
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Nota Promissoria [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.80%
Nominal Interest Rate	6.79%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Nota Promissoria [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 38,702
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR15 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.34%
Nominal Interest Rate	7.33%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 226
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 90,304
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR25 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.31%
Nominal Interest Rate	10.30%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR25 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 36
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR25 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	39,196
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Less than 90 Days [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		568
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Less than 90 Days [Member] | Itau [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		282
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Less than 90 Days [Member] | Itau2 One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		94
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Less than 90 Days [Member] | Nota Promissoria [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	38,702
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Less than 90 Days [Member] | Debentures CEAR15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	226
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Less than 90 Days [Member] | Debentures CEAR25 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	36
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | More than 90 Days [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		43,467
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Year 3 | Debentures CEAR15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	45,152
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Year 4 | Itau [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		52,152
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Year 4 | Debentures CEAR15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	45,152
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Year 5 | Itau [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		52,602
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Year 5 | Debentures CEAR25 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	20,821
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | More than five years | Itau [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 44,909
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | More than five years | Debentures CEAR25 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 18,375
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Bradesco DEBENTURES - 14 EMISSAO [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.19%
Nominal Interest Rate	8.07%
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Bradesco DEBENTURES - 14 EMISSAO [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 46,036
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Bradesco DEBENTURES - 14 EMISSAO [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	92,062
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Less than 90 Days [Member] | Bradesco DEBENTURES - 14 EMISSAO [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	611
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | More than 90 Days [Member] | Bradesco DEBENTURES - 14 EMISSAO [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	45,425
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Year 2 | Bradesco DEBENTURES - 14 EMISSAO [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	45,523
Secured And Unsecured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Year 3 | Bradesco DEBENTURES - 14 EMISSAO [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 46,539
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | B103 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.90%
Nominal Interest Rate		9.55%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | B103 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 26,946
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B12-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.23%	9.12%
Nominal Interest Rate	7.99%	8.82%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 613	$ 736
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 59,535	$ 64,765
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B5-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.20%
Nominal Interest Rate		7.96%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B5-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 61,477
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B7-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.92%	7.80%
Nominal Interest Rate	6.74%	7.58%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B7-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 74	$ 90
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos B7-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 56,967	$ 61,972
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E4-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.70%	7.70%
Nominal Interest Rate	7.49%	7.49%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E4-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 97	$ 105
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E4-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 27,714	$ 30,148
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E2-17 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.04%	7.04%
Nominal Interest Rate	6.86%	6.86%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E2-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 49,481	$ 232
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E2-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 53,597
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E5-17 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.39%	7.39%
Nominal Interest Rate	7.39%	7.39%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E5-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 5,016	$ 5,457
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E5-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 83,141	$ 90,445
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E7-17 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.46%	6.46%
Nominal Interest Rate	6.31%	6.31%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E7-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 256	$ 278
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E7-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 61,586	66,996
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E7 To 18 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.74%
Nominal Interest Rate	6.58%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E7 To 18 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 910
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonos E7 To 18 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 61,586
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonds B12-18
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.98%
Nominal Interest Rate	6.80%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonds B12-18 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 753
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Bonds B12-18 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 49,269
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Interest Bonds B5- 18 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.18%
Nominal Interest Rate	6.04%
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Interest Bonds B5- 18 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 696
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Interest Bonds B5- 18 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	60,046
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | B103 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		147
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	613	736
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos B5-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		624
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos B7-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	74	90
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos E4-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	97	105
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos E2-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	49,481	232
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos E5-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	5,016	5,457
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos E7-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	256	278
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonos E7 To 18 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	910
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Bonds B12-18 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	753
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Less than 90 Days [Member] | Interest Bonds B5- 18 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	696
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | More than 90 Days [Member] | B103 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		26,799
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | More than 90 Days [Member] | Bonos B5-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		60,853
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 2 | Bonos E4-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	27,714
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 2 | Bonos E2-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		53,597
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 3 | Bonos B7-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	56,967
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 3 | Bonos E4-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		30,148
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 4 | Bonos B7-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		61,972
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 4 | Bonos E5-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	83,141
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 5 | Bonos E5-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		90,445
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | Year 5 | Interest Bonds B5- 18 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	60,046
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | More than five years | Bonos B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	59,535	64,765
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | More than five years | Bonos E7-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	61,586	$ 66,996
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | More than five years | Bonos E7 To 18 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	61,586
Secured And Unsecured Liabilities [Member] | Colombia | Codensa [Member] | More than five years | Bonds B12-18 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 49,269
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Nineteen [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.19%
Nominal Interest Rate	6.09%
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Nineteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 872
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Nineteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 29,589
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Twenty [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.09%
Nominal Interest Rate	6.00%
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Twenty [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 279
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Twenty [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	21,424
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Nineteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	872
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental Twenty [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	279
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 5 | Banco Continental Nineteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	29,589
Secured And Unsecured Liabilities [Member] | Colombia | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Twenty [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 21,424
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B09-09 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.53%
Nominal Interest Rate		10.05%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B09-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 74,895
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B10 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.40%
Nominal Interest Rate		9.94%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 732
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 53,617
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B10-09 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.24%
Nominal Interest Rate	8.94%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B10-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 49,902
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B12-09 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.57%
Nominal Interest Rate	9.24%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B12-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 636
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B12-09 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 27,584
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B15-09 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.56%
Nominal Interest Rate	9.24%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B15-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 221
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds B15-09 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 17,090
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B12 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		11.60%
Nominal Interest Rate		11.02%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B12 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 754
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B12 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 30,008
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B15 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.73%
Nominal Interest Rate		10.23%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 262
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 18,592
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B6-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.66%	9.65%
Nominal Interest Rate	7.45%	9.25%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 15,287	$ 79
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 16,556
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B6-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.80%	8.78%
Nominal Interest Rate	6.64%	8.44%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 283	$ 347
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 33,862	$ 36,827
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Exterior [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.11%	9.11%
Nominal Interest Rate	8.75%	9.11%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Exterior [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 2,360	$ 2,567
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Exterior [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 27,714	$ 30,148
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.11%	9.11%
Nominal Interest Rate	8.75%	9.11%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 16,958	$ 18,449
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 198,679	$ 215,859
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B10 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.91%	8.04%
Nominal Interest Rate	6.73%	7.76%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 324	$ 387
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 92,330	$ 100,429
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B10-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.23%	9.21%
Nominal Interest Rate	7.04%	8.84%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B10-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 509	$ 620
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B10-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 57,362	$ 62,393
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B12-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.43%
Nominal Interest Rate	8.18%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 526
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 111,716
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B15 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.03%
Nominal Interest Rate	6.85%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 220
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 61,538
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B16-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.56%	9.54%
Nominal Interest Rate	7.35%	9.15%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B16-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 464	$ 562
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B16-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 49,997	$ 54,471
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B6-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.66%	9.65%
Nominal Interest Rate	7.45%	9.25%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 47,164	$ 243
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 51,077
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B6-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.80%	8.78%
Nominal Interest Rate	6.64%	8.44%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 338	$ 413
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos Quimbo B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 40,346	$ 43,881
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B3-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.87%	8.85%
Nominal Interest Rate	6.70%	8.51%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B3-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 72,999	$ 829
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B3-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 78,626
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B7-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.11%	10.11%
Nominal Interest Rate	7.88%	9.67%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 984	$ 1,184
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos B7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 89,263	$ 97,083
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos E7-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.38%
Nominal Interest Rate		7.38%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos E7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 102
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonos E7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		100,373
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds E6-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.59%
Nominal Interest Rate	7.38%
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds E6-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 93
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Bonds E6-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	92,290
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B09-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		1,802
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		732
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonds B10-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	49,902
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonds B12-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	636
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonds B15-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	221
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B12 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		754
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		262
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	65	79
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	283	347
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Exterior [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	2,360	2,567
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	16,958	18,449
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	324	387
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B10-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	509	620
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	526
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	220
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B16-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	464	562
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	201	243
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	338	413
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B3-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	72,999	829
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos B7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	984	1,184
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos E7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		102
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonds E6-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	93
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than 90 Days [Member] | Bonos B09-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		73,093
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than 90 Days [Member] | Bonos B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	15,222
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than 90 Days [Member] | Bonos Quimbo B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	46,963
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 2 | Bonos B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		53,617
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 2 | Bonos B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		16,556
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 2 | Bonos B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	33,862
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 2 | Bonos Quimbo B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		51,077
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 2 | Bonos Quimbo B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	40,346
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 2 | Bonos B3-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		78,626
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 3 | Bonds B12-09 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	27,584
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 3 | Bonos B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		36,827
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 3 | Bonos Exterior [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	27,714
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 3 | Bonos Quimbo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	198,679
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 3 | Bonos Quimbo B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		43,881
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 4 | Bonos B12 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		30,008
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 4 | Bonos Exterior [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		30,148
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 4 | Bonos Quimbo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		215,859
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 4 | Bonos Quimbo B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	92,330
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 4 | Bonds E6-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	92,290
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 5 | Bonos B7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	89,263
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | Year 5 | Bonos E7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		100,373
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonds B15-09 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	17,090
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonos B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		18,592
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonos Quimbo B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		100,429
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonos Quimbo B10-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	57,362	62,393
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonos Quimbo B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	111,716
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonos Quimbo B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	61,538
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonos Quimbo B16-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 49,997	54,471
Secured And Unsecured Liabilities [Member] | Colombia | Emgesa S.A. E.S.P. | More than five years | Bonos B7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 97,083
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR26 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	11.10%
Nominal Interest Rate	10.51%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR26 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 166
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Debentures CEAR26 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	69,525
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | Less than 90 Days [Member] | Debentures CEAR26 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	166
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member] | More than five years | Debentures CEAR26 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 69,525
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.41%	6.41%
Nominal Interest Rate	6.31%	6.31%
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 12	$ 12
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 7,397	$ 7,717
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.38%
Nominal Interest Rate	6.28%
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 7,625
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Two [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%	6.44%
Nominal Interest Rate	6.34%	6.34%
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Two [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 273	$ 274
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Two [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 9,998	$ 10,016
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Three [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.93%	7.93%
Nominal Interest Rate	7.78%	7.78%
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Three [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 8,447	$ 283
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Three [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 8,179
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.87%
Nominal Interest Rate		5.78%
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 145
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 10,016
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.57%
Nominal Interest Rate		6.47%
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 10,290
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Debentures CEAR16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.50%
Nominal Interest Rate	7.49%
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Debentures CEAR16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 26
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Debentures CEAR16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	10,321
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	228
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Two [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	273	274
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Three [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	8,447	283
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		145
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		10,290
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Debentures CEAR16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	26
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	12	12
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	7,397
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Year 2 | Banco Continental Three [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		8,179
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Year 3 | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		10,016
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Year 4 | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	7,397
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Year 5 | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		7,717
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Year 5 | Debentures CEAR16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	10,321
Secured And Unsecured Liabilities [Member] | Peru | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | More than five years | Banco Continental Two [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 9,998	$ 10,016
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.86%
Nominal Interest Rate	6.75%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 352
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Five [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.80%
Nominal Interest Rate	5.72%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Five [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 221
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Five [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 29,589
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Six [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.61%
Nominal Interest Rate	6.50%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Six [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 107
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Six [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Seven [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.15%
Nominal Interest Rate	6.06%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Seven [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 125
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Seven [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eight [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.06%
Nominal Interest Rate	5.00%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eight [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 87
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eight [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 11,836
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Nine [member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.19%
Nominal Interest Rate	5.13%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Nine [member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 326
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Nine [member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Ten [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.41%
Nominal Interest Rate	7.28%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Ten [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 270
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Ten [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 10,504
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eleven [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.51%
Nominal Interest Rate	7.38%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eleven [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 145
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eleven [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 17,754
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Twelve [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.90%
Nominal Interest Rate	6.78%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Twelve [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 440
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Twelve [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 29,589
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Thirteen [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Thirteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 56
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Thirteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 17,754
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Fourteen [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.93%
Nominal Interest Rate	5.84%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Fourteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 29,675
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Fifteen [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Fifteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 425
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Fifteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 23,671
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental sixteen [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.22%
Nominal Interest Rate	6.12%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental sixteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 21,292
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Seventeen [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.45%
Nominal Interest Rate	5.38%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Seventeen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 444
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Seventeen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 29,589
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eighteen [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.29%
Nominal Interest Rate	8.12%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eighteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 481
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Continental Eighteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 20,713
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Scotiabank [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.87%
Nominal Interest Rate	5.78%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 145
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 9,998
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Microfondo [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.15%
Nominal Interest Rate	7.03%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Microfondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 6,110
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Microfondo One [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.64%
Nominal Interest Rate	5.56%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Microfondo One [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 290
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Microfondo One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | AFP Prima [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.58%	7.44%
Nominal Interest Rate	7.44%	7.30%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 264	$ 275
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | AFP Prima [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 8,876	$ 9,261
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro Cia de Seguros [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.28%
Nominal Interest Rate		6.19%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro Cia de Seguros [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 166
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro Cia de Seguros [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 12,347
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.06%
Nominal Interest Rate		5.97%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 130
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 15,433
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.28%
Nominal Interest Rate		7.15%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 281
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 10,958
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.75%
Nominal Interest Rate		6.64%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 368
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 15,433
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.38%
Nominal Interest Rate		7.24%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 159
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 18,520
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.78%
Nominal Interest Rate		6.67%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 459
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 30,867
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.84%
Nominal Interest Rate		5.76%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 90
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 30,867
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.34%
Nominal Interest Rate		6.25%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 444
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 24,693
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.13%
Nominal Interest Rate		6.03%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 603
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 21,607
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.13%
Nominal Interest Rate		7.97%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 502
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 21,607
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.09%
Nominal Interest Rate		6.00%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 909
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 30,867
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.00%
Nominal Interest Rate		5.91%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 291
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		22,349
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.38%
Nominal Interest Rate	6.28%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 159
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	11,836
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	352
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Five [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	221
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Six [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	107
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Eight [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	87
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Nine [member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	326
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Ten [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	270
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Eleven [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	145
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Fifteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	425
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental sixteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	579
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Seventeen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	444
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Eighteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	481
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	145
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Microfondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	6,110
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Microfondo One [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	290
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	264	275
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		130
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		281
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		368
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		603
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		909
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental Seven [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	125
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental Twelve [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	440
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental Thirteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	56
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental Fourteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	29,675
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental sixteen [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	20,713
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Interseguro Cia de Seguros [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		166
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		159
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		459
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		90
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		444
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		502
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		291
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Interseguro [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	159
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 2 | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 2 | Banco Continental Six [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 2 | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	9,998
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 2 | AFP Prima [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	8,876
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 2 | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		30,867
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 2 | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		21,607
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 3 | Banco Continental Twelve [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	29,589
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 3 | AFP Prima [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		9,261
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 3 | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,433
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 4 | Microfondo One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 4 | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		30,867
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 4 | Interseguro [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	11,836
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 5 | Banco Continental Thirteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	17,754
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Year 5 | Interseguro Cia de Seguros [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		12,347
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Five [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	29,589
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Seven [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Eight [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	11,836
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Nine [member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	14,795
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Ten [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	10,504
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Eleven [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	17,754
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Fifteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	23,671
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Seventeen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	29,589
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Banco Continental Eighteen [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 20,713
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,433
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		10,958
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		18,520
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		24,693
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		21,607
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		30,867
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 22,349
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Bonos Quimbo B12-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.44%
Nominal Interest Rate		9.97%
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Bonos Quimbo B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 631
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Bonos Quimbo B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 121,522
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Bonos Quimbo B15 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.17%
Nominal Interest Rate		7.88%
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Bonos Quimbo B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 268
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Bonos Quimbo B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		66,939
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		631
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | Less than 90 Days [Member] | Bonos Quimbo B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		268
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | More than five years | Bonos Quimbo B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		121,522
Secured And Unsecured Liabilities [Member] | Peru | Emgesa S.A. E.S.P. | More than five years | Bonos Quimbo B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 66,939
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.34%
Nominal Interest Rate		6.25%
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 59
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		18,520
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		59
Secured And Unsecured Liabilities [Member] | Peru | Enel Distribucion Peru S.A. | More than five years | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 18,520
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Bonos UF 269 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.02%	7.02%
Nominal Interest Rate	5.75%	5.75%
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Bonos UF 269 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 6,197	$ 6,458
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 16,601	$ 24,836
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Yankee Bonos Serie Unica US 600 Millones [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.21%	4.21%
Nominal Interest Rate	4.00%	4.00%
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Yankee Bonos Serie Unica US 600 Millones [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 4,466	$ 4,400
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Yankee Bonos Serie Unica US 600 Millones [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 583,553	$ 581,818
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Yankee Bonds (maturity 2026) [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.76%	7.76%
Nominal Interest Rate	6.60%	6.60%
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Yankee Bonds (maturity 2026) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 5	$ 5
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Yankee Bonds (maturity 2026) [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	858	858
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | More than 90 Days [Member] | Bonos UF 269 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	6,197	6,458
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | More than 90 Days [Member] | Yankee Bonos Serie Unica US 600 Millones [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	4,466	4,400
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | More than 90 Days [Member] | Yankee Bonds (maturity 2026) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	5	5
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Year 2 | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	6,493	6,746
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Year 3 | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	6,866	7,134
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Year 4 | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	3,242	7,544
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | Year 5 | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		3,412
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | More than five years | Yankee Bonos Serie Unica US 600 Millones [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	583,553	581,818
Secured And Unsecured Liabilities [Member] | Chile | Enel Amricas S.A. | More than five years | Yankee Bonds (maturity 2026) [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 858	$ 858